UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Master Income ETF
Schedule of Investments
February 28, 2015 (Unaudited)
	Shares	Value

CLOSED-END FUNDS - 16.7%
AllianceBernstein Income Fund, Inc.	1,924	$14,565
AllianzGI Convertible & Income Fund	576	4,942
AllianzGI Convertible & Income Fund II	676	6,165
Apollo Investment Corporation	1,888	14,707
Apollo Senior Floating Rate Fund, Inc.	120	2,057
Apollo Tactical Income Fund, Inc.	116	1,926
Ares Capital Corporation	2,472	42,766
Ares Dynamic Credit Allocation	136	2,248
Babson Capital Global Short Duration High Yield Fund	156	3,340
BlackRock Build America Bond Trust	452	10,319
BlackRock Core Bond Trust	212	2,921
BlackRock Credit Allocation Income Trust	860	11,507
BlackRock Debt Strategies Fund, Inc.	1,444	5,502
BlackRock Floating Rate Income Trust	184	2,495
BlackRock Income Trust, Inc.	500	3,210
BlackRock Kelso Capital Corporation	608	5,338
BlackRock Limited Duration Income Trust	288	4,602
BlackRock Multi-Sector Income Trust	296	5,198
Blackstone/GSO Senior Floating Rate Term Fund	116	1,979
Blackstone/GSO Strategic Credit Fund	348	5,669
Brookfield High Income Fund, Inc.	196	1,774
Brookfield Mortgage Opportunity	176	2,895
Brookfield Total Return Fund, Inc.	108	2,647
Calamos Convertible Opportunities & Income Fund	520	6,869
Calamos Convertible and High Income Fund	552	8,054
Calamos Global Dynamic Income Fund	456	4,140
Capitala Finance Corporation	92	1,730
Clough Global Opportunities Fund	404	5,074
Cohen & Steers Limited Duration Preferred and Income Fund	232	5,545
Cohen & Steers Select Preferred and Income Fund, Inc.	96	2,579
Credit Suisse High Yield Bond Fund, Inc.	772	2,192
Deutsche High Income Opportunities Fund, Inc.	120	1,738
DoubleLine Income Solutions Fund	716	14,571
DoubleLine Opportunistic Credit Fund	112	2,887
Dreyfus High Yield Strategies Fund	568	2,107
Duff & Phelps Utility and Corporate Bond Trust, Inc.	216	2,102
Eaton Vance Floating-Rate Income Trust	312	4,483
Eaton Vance Limited Duration Income Fund	916	13,227
Eaton Vance Senior Floating-Rate Trust	292	4,167
Eaton Vance Senior Income Trust	296	1,933
Eaton Vance Short Duration Diversified Income Fund	148	2,161
Fidus Investment Corporation	124	2,058
Fifth Street Finance Corporation	1,220	8,638
Fifth Street Senior Floating Rate Corporation	216	2,376
First Trust Aberdeen Global Opportunity Income Fund	136	1,632
First Trust High Income Long/Short Fund	284	4,714

First Trust Intermediate Duration Preferred & Income Fund	476	10,753
First Trust Senior Floating Rate Income Fund II	212	2,870
Flaherty & Crumrine Dynamic Preferred Income Fund, Inc.	152	3,576
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	344	7,086
Franklin Limited Duration Income Trust	212	2,618
FS Investment Corporation	1,928	19,280
Golub Capital BDC, Inc.	364	6,465
Guggenheim Build America Bonds	136	3,147
Guggenheim Strategic Opportunities Fund	124	2,666
Hercules Technology Growth Capital, Inc.	472	7,340
Invesco Dynamic Credit Opportunities Fund	572	6,904
Invesco Senior Income Trust	1,400	6,552
Ivy High Income Opportunities Fund	128	2,089
John Hancock Preferred Income Fund	208	4,364
John Hancock Preferred Income Fund II	168	3,526
John Hancock Preferred Income Fund III	252	4,695
John Hancock Premium Dividend Fund	388	5,486
Kayne Anderson Energy Development Company	80	2,676
KCAP Financial, Inc.	260	1,950
KKR Income Opportunities Fund	120	2,014
Legg Mason BW Global Income Opportunities Fund, Inc.	164	2,803
LMP Capital and Income Fund, Inc.	140	2,421
Main Street Capital Corporation	336	10,399
Medallion Financial Corporation	176	1,839
Medley Capital Corporation	480	4,541
MFS Multimarket Income Trust	604	3,866
Morgan Stanley Emerging Markets	564	5,787
Morgan Stanley Emerging Markets Debt Fund, Inc.	180	1,683
MVC Capital, Inc.	156	1,555
Neuberger Berman High Yield Strategies Fund, Inc.	152	1,949
New Mountain Finance Corporation	424	6,313
Nuveen Build America Bond Fund	208	4,407
Nuveen Credit Strategies Income Fund	1,064	9,682
Nuveen Diversified Dividend and Income Fund	156	1,903
Nuveen Floating Rate Income Fund	428	4,794
Nuveen Floating Rate Income Opportunity Fund	300	3,441
Nuveen Mortgage Opportunity Term Fund	124	2,897
Nuveen Preferred and Income Term Fund	180	4,246
Nuveen Preferred Income Opportunities Fund	760	7,281
Nuveen Quality Preferred Income Fund	516	4,463
Nuveen Quality Preferred Income Fund 2	952	8,825
Nuveen Senior Income Fund	304	2,019
Oxford Lane Capital Corporation	120	1,880
PennantPark Investment Corporation	616	5,858
PIMCO Corporate & Income Opportunity Fund	576	9,406
PIMCO Corporate & Income Strategy Fund	312	4,802
PIMCO Dynamic Credit Income Fund	1,088	22,413
PIMCO Dynamic Income Fund	376	11,239
PIMCO Global StocksPLUS & Income Fund	80	1,847
PIMCO High Income Fund	980	12,132
PIMCO Income Opportunity Fund	124	3,157
PIMCO Income Strategy Fund	196	2,309
PIMCO Income Strategy Fund II	468	4,783

PIMCO Strategic Income Fund, Inc.	328	3,152
Pioneer Floating Rate Trust	192	2,233
Pioneer High Income Trust	228	3,238
Prospect Capital Corporation	2,824	24,371
Prudential Global Short Duration High Yield Fund, Inc.	324	5,401
Prudential Short Duration High Yield Fund, Inc.	260	4,342
Putnam Master Intermediate Income Trust	488	2,401
Solar Capital Ltd	280	5,634
Stone Harbor Emerging Markets Income Fund	124	1,946
TCP Capital Corporation	392	6,507
TCW Strategic Income Fund, Inc.	372	2,005
Templeton Global Income Fund	1,052	7,764
THL Credit, Inc.	256	3,095
TICC Capital Corporation	472	3,441
Triangle Capital Corporation	264	6,249
Voya Prime Rate Trust	1,164	6,390
Wells Fargo Advantage Income Opportunities Fund	552	4,979
Wells Fargo Advantage Multi-Sector Income Fund	328	4,484
Western Asset High Income Opportunity Fund, Inc.	668	5,524
Western Asset/Claymore Inflation-Linked Securities & Income Fund	480	5,467
Western Asset Emerging Markets Debt Fund, Inc.	240	3,799
Western Asset Emerging Markets Income Fund, Inc.	224	2,529
Western Asset Global Corporate Defined Opportunity Fund, Inc.	120	2,184
Western Asset Global High Income Fund, Inc.	244	2,738
Western Asset High Income Opportunity Fund, Inc.	656	3,548
Western Asset High Yield Defined Opportunity Fund, Inc.	180	2,891
Western Asset Investment Grade Defined Opportunity Trust, Inc.	84	1,804
Western Asset Managed High Income Fund, Inc.	368	1,936
Western Asset Mortgage Defined Opportunity Fund, Inc.	80	1,943
Western Asset/Claymore Inflation-Linked Securities & Income Fund	228	2,661
TOTAL CLOSED-END FUNDS (Cost $651,662)		681,402

COMMON STOCKS - 33.3%
Energy - 0.1%
Transocean Partners LLC	224	3,067
Finance and Insurance - 9.1%
AllianceBernstein Holding LP	692	19,819
Apollo Global Management LLC	520	12,126
Ares Management LP	92	1,868
Artisan Partners Asset Management, Inc.	104	5,044
Calamos Asset Management, Inc.	128	1,634
Cohen & Steers, Inc.	140	5,834
Ellington Financial LLC	256	5,243
Federated Investors, Inc.	736	24,236
Fortress Investment Group LLC	804	6,464
KKR & Co. LP	3,288	75,131
Oaktree Capital Group LLC	96	5,165
Och-Ziff Capital Management Group LLC	372	4,583
The Blackstone Group LP	4,096	153,436
Ther Carlyle Group LP	540	13,959
Waddell & Reed Financial, Inc.	652	32,248
Westwood Holdings Group, Inc.	56	3,499
		370,289

Manufacturing - 2.2%
BP Prudhoe Bay Royalty Trust	156	10,614
Calumet Specialty Products Partners LP	356	9,911
CVR Energy, Inc.	108	4,535
CVR Refining LP	348	6,772
HollyFrontier Corporation	1,312	57,715
		89,547
Mining, Quarrying, and Oil and Gas Extraction - 7.5%
Alliance Holdings GP LP	116	6,096
Alliance Resource Partners LP	284	11,232
Atlas Energy LP	316	10,112
Atlas Resource Partners LP	364	3,567
Breitburn Energy Partners LP	1,440	10,325
Diamond Offshore Drilling, Inc.	468	14,241
Emerge Energy Services LP	100	5,400
Ensco PLC	1,732	42,382
EV Energy Partners LP	348	5,276
Exterran Partners LP	260	6,089
Legacy Reserves LP	480	5,520
Linn Energy LLC	1,544	18,559
LINNCO	964	10,633
Memorial Production Partners LP	580	10,539
Natural Resource Partners LP	520	4,124
Noble Corporation	1,864	31,017
Ocean Rig UDW, Inc.	372	2,976
Regency Energy Partners LP	2,020	49,268
Seadrill Partners LLC	440	6,736
Transocean Ltd.	2,440	39,357
Vanguard Natural Resources, LLC	632	10,478
Viper Energy Partners LP	40	760
		304,687
Real Estate and Rental and Leasing - 0.1%
Arlington Asset Investment Corporation	180	4,498
Retail Trade - 0.3%
Crestwood Equity Partners LP	876	5,554
Global Partners LP	140	5,565
		11,119
Transportation and Warehousing - 9.3%
Atlas Pipeline Partners LP	516	13,741
Buckeye Partners LP	840	65,301
DCP Midstream Partners LP	592	23,562
Enable Midstream Partners LP	344	6,192
Energy Transfer Partners LP	1,752	104,209
Golar LNG Partners LP	336	8,773
Holly Energy Partners LP	240	7,980
Nustar Energy LP	440	27,738
Nustar GP Holdings LLC	236	8,609
ONEOK Partners LP	1,084	45,300
Scorpio Tankers, Inc.	1,012	8,764
Ship Finance International Limited	420	6,724
Targa Resources Partners LP	696	30,499
Teekay LNG Partners LP	360	13,338
Teekay Offshore Partners LP	464	10,180
		380,910

Utilities - 1.9%
Enbridge Energy Management LLC (a)	410	15,270
Ultrapar Holdings, Inc.	2,932	61,220
		76,490
Wholesale Trade - 1.4%
Cheniere Energy Partners LP	472	14,467
Crestwood Midstream Partners LP	1,100	16,478
Foresight Energy LP	240	4,044
Martin Midstream Partners LP	204	6,536
NGL Energy Partners LP	480	14,650
		56,175
TOTAL COMMON STOCKS (Cost $1,263,058)		1,296,782

EXCHANGE TRADED FUNDS - 1.4%
Aberdeen Asia-Pacific Income Fund, Inc.	2,080	11,586
Advent Claymore Convertible Securities and Income Fund	184	3,143
AllianceBernstein Global High Income Fund, Inc.	704	8,955
BlackRock Corporate High Yield Fund, Inc.	976	11,244
BlackRock Floating Rate Income Strategies Fund, Inc.	292	4,038
MFS Charter Income Trust	424	3,803
MFS Intermediate Income Trust	932	4,576
Putnam Premier Income Trust	1,072	5,714
Templeton Emerging Markets Income Fund	372	4,133
TOTAL EXCHANGE TRADED FUNDS (Cost $70,907)		57,192

REAL ESTATE INVESTMENT TRUSTS - 46.6%
AG Mortgage Investment Trust, Inc.	224	4,213
Altisource Residential Corporation	476	9,829
American Capital Agency Corporation	2,784	59,675
American Capital Mortgage Investment Corporation	404	7,454
American Realty Capital Properties, Inc.	6,876	67,454
Annaly Capital Management, Inc.	7,468	79,310
Anworth Mortgage Asset Corporation	896	4,686
Apollo Commercial Real Estate Finance, Inc.	372	6,358
Apollo Residential Mortgage, Inc.	252	3,994
Armada Hoffler Properties, Inc.	200	2,160
ARMOUR Residential REIT, Inc.	2,864	9,108
Aviv REIT, Inc.	112	4,030
BioMed Realty Trust, Inc.	888	19,749
Blackstone Mortgage Trust, Inc.	452	13,067
Campus Crest Communities, Inc.	512	3,989
Capstead Mortgage Corporation	760	9,097
CBL & Associates Properties, Inc.	800	16,016
Chambers Street Properties	1,852	15,168
Chimera Investment Corporation	8,152	26,168
Colony Financial, Inc.	852	21,479
Columbia Property Trust, Inc.	584	15,120
Corporate Office Properties Trust	428	12,583
Corrections Corporate of America	532	21,222
Crown Castle International Corporation	1,524	131,536
CYS Investments, Inc.	1,268	11,526
Digital Realty Trust, Inc.	624	41,421

DuPont Fabros Technology, Inc.	304	9,518
Education Realty Trust, Inc.	368	12,902
EPR Properties	264	16,107
First Potomac Realty Trust	452	5,401
Franklin Street Properties Corporation	404	5,103
Gaming and Leisure Properties, Inc.	412	13,946
Gladstone Commercial Corporation	148	2,689
Government Properties Income Trust	324	7,578
Hatteras Financial Corporation	788	14,460
HCP, Inc.	2,184	92,514
Health Care REIT, Inc.	1,524	117,516
Healthcare Realty Trust, Inc.	452	12,900
Healthcare Trust of America, Inc.	572	15,873
Hersha Hospitality Trust	928	6,227
Home Properties, Inc.	448	29,913
Hospitality Properties Trust	696	21,444
Independence Realty Trust, Inc.	196	1,823
Inland Real Estate Corporation	400	4,280
Invesco Mortgage Capital, Inc.	1,012	16,162
Investors Real Estate Trust	944	7,231
Iron Mountain, Inc.	868	31,899
Lexington Realty Trust	1,624	17,588
Liberty Property Trust	1,160	43,175
LTC Properties, Inc.	156	6,962
Medical Properties Trust, Inc.	784	11,870
MFA Financial, Inc.	2,936	23,371
Mid-America Apartment Communities, Inc.	584	42,323
National Health Investors, Inc.	152	10,819
National Retail Properties, Inc.	616	24,788
New Residential Investment Corporation	1,164	17,588
New York Mortgage Trust, Inc.	832	6,573
New York REIT, Inc.	744	7,730
Northstar Realty Finance Corporation	1,736	33,366
Omega Healthcare Investors, Inc.	580	23,235
One Liberty Properties, Inc.	108	2,557
Outfront Media, Inc.	616	18,449
Parkway Properties, Inc.	388	6,833
PennyMac Mortgage Investment Trust	596	12,778
Piedmont Office Realty Trust, Inc.	712	13,051
Plum Creek Timber Co, Inc.	800	34,752
RAIT Financial Trust	592	4,363
Ramco-Gershenson Properties Trust	356	6,664
Rayonier, Inc.	580	15,898
Redwood Trust, Inc.	644	12,313
Resource Capital Corporation	1,032	5,191
Retail Properties of America, Inc.	1,096	17,350
Ryman Hospitality Properties, Inc.	236	14,184
Sabra Health Care REIT, Inc.	244	7,976
Select Income REIT	288	7,111
Senior Housing Properties Trust	964	21,545
Spirit Realty Capital, Inc.	3,156	38,661
STAG Industrial, Inc.	296	7,385
Starwood Property Trust, Inc.	1,724	42,066

STORE Capital Corporation	212	4,800
Sun Communities, Inc.	364	24,603
The Geo Group, Inc.	340	14,671
Two Harbors Investment Corporation	2,980	31,111
UMH Properties, Inc.	172	1,627
United Development Funding IV	244	4,111
Ventas, Inc.	1,498	111,556
W.P. Carey, Inc.	752	51,572
Washington Real Estate Investment Trust	516	14,623
Western Asset Mortgage Capital Corporation	344	5,160
Whitestone REIT	176	2,777
WP GLIMCHER, Inc.	728	12,616
TOTAL REITS (Cost $1,912,176)		1,899,640

MONEY MARKET FUNDS - 3.3%
Short Term Investments Trust - Liquid Assets Portfolio- 0.06%*	136,172	136,172
TOTAL MONEY MARKET FUNDS (Cost $136,172)		136,172

Total Investments (Cost $4,033,975) - 99.9%		4,071,188
Other Assets in Excess of Liabilities - 0.1%		5,527
TOTAL NET ASSETS - 100.0%		$4,076,715

*	Rate shown is annualized seven-day yield
(a)	Non-income producing security.
ADR	American Depository Receipt

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at February 28, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,  whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair valuemeasurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Closed-End Funds	$681,402	$-	$-	$681,402
Common Stocks	1,296,782	-	-	1,296,782
Exchange Traded Funds	57,192	-	-	57,192
Real Estate Investment Trusts	1,899,640	-	-	1,899,640
Money Market Funds	136,172	-	-	136,172
Total Investments in Securities	$4,071,188	$-	$-	$4,071,188
^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)           /s/ Paul R. Fearday
Paul R. Fearday, President

Date             April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Paul R. Fearday
Paul R. Fearday, President

Date             April 28, 2015

By (Signature and Title)*            /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer

Date             April 28, 2015

* Print the name and title of each signing officer under his or her signature.